Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	May 02, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2025
Prospectus Date	rr_ProspectusDate	Oct. 01, 2024
One Global ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

One Global ETF

(f/k/a Future Fund Active ETF)

(the “Fund”)

(Symbol: FFND)

Exchange: NYSE Arca, Inc.

Supplement dated May 2, 2025

to the Fund’s Prospectus and Statement of Additional Information (“SAI”)

dated October 1, 2024

The following provides new and additional information beyond that contained in the Fund’s current Prospectus and SAI and should be read in conjunction with the Fund’s current Prospectus and SAI.

Advisory Fee Change

At a board meeting held on April 29, 2025, the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) approved lowering the Fund’s advisory fee and modifying the fee breakpoints effective May 1, 2025.

Accordingly, the following disclosure replaces in its entirety the disclosure under the heading “Fees and Expenses of the Fund” and “Example” in “Summary Section – The Future Fund Active ETF” of the Prospectus.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.50%
Other Expenses	2.43%
Total Annual Fund Operating Expenses	2.93%
Fee Waiver and Expense Reimbursements(2)	(1.93)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.00%

(1)

Restated to reflect current fees. The advisory fee for the Fund is 0.50% on the first $200,000,000 of net assets, 0.45% on net assets between $200,000,001 - $500,000,000, 0.40% on net assets between $500,000,001 - $1,000,000,000, and 0.35% on net assets $1,000,000,001 and over.

(2)	Pursuant to an operating expense limitation agreement between The Future Fund, LLC (the “Adviser”) and the Trust, on behalf of the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Fund’s average net assets through September 30, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$102	$724	$1,372	$3,114

The following disclosure replaces the third paragraph under the heading “Management of the Fund — The Adviser” in the Statutory Section of the Prospectus.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee, computed daily and paid monthly, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Management Fee
0 - $200,000,000	0.50%
$200,000,001 - $500,000,000	0.45%
$500,000,001 - $1,000,000,000	0.40%
$1,000,000,001 and over	0.35%

For the most recent fiscal year ended May 31, 2024, the Adviser received an advisory fee net of fee waivers and expense reimbursements equal to 0.00% of the Fund’s average daily net assets.

The following disclosure replaces the disclosure of the Management Fee Annual Rate under the heading “Management of the Fund—Investment Adviser” in the SAI.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Management Fee Annual Rate
0 - $200,000,000	0.50%
$200,000,001 - $500,000,000	0.45%
$500,000,001 - $1,000,000,000	0.40%
$1,000,000,001 and over	0.35%

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated October 1, 2024, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund (toll-free) at 877-466-7090.

One Global ETF | One Global ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FFND
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,372
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,114

[1]	Restated to reflect current fees. The advisory fee for the Fund is 0.50% on the first $200,000,000 of net assets, 0.45% on net assets between $200,000,001 - $500,000,000, 0.40% on net assets between $500,000,001 - $1,000,000,000, and 0.35% on net assets $1,000,000,001 and over.
[2]	Pursuant to an operating expense limitation agreement between The Future Fund, LLC (the “Adviser”) and the Trust, on behalf of the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Fund’s average net assets through September 30, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.